CONSOLIDATED STATEMENTS OF INCOME (LOSS) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues	€ 55,108,000	€ 44,065,000	€ 41,662,000
Cost of sales	(30,916,000)	(25,643,000)	(23,283,000)
Gross profit	24,193,000	18,422,000	18,379,000
Research and development expenses	(4,920,000)	(3,402,000)	(4,496,000)
Selling and marketing expenses	(16,379,000)	(10,732,000)	(9,279,000)
General and administrative expenses	(7,152,000)	(5,900,000)	(4,335,000)
Income (loss) from operations	(4,257,000)	(1,612,000)	269,000
Financial (expense) income, net	236,000	145,000	(98,000)
Foreign currency exchange gain (loss), net	1,925,000	2,360,000	(1,359,000)
Income (loss) before taxes	(2,096,000)	893,000	(1,188,000)
Income tax (expense) benefit	(837,000)	(193,000)	(516,000)
Net income (loss)	€ (2,933,058)	€ 699,890	€ (1,703,668)
Basic income (loss) per share (in EUR per share)	€ (0.09)	€ 0.02	€ (0.06)
Diluted income (loss) per share (in EUR per share)	€ (0.09)	€ 0.02	€ (0.06)
Basic Weighted average shares outstanding (in shares)	34,392,598	32,129,047	29,148,108
Diluted Weighted average shares outstanding (in shares)	34,392,598	32,422,871	29,148,108
Product
Revenues	€ 55,108,000	€ 44,060,000	€ 41,649,000
Goods
Revenues	38,462,000	29,040,000	27,523,000
Cost of sales	(20,528,000)	(16,181,000)	(14,951,000)
RPP's and leases
Revenues	5,617,000	4,968,000	4,745,000
Cost of sales	(3,387,000)	(3,108,000)	(2,601,000)
Spare parts and services
Revenues	11,030,000	10,052,000	9,382,000
Cost of sales	€ (7,000,000)	(6,354,000)	(5,732,000)
Other revenues
Revenues		€ 6,000	€ 12,000